Average Annual Total Returns - FidelitySeriesInternationalCreditFund-PRO - FidelitySeriesInternationalCreditFund-PRO - Fidelity Series International Credit Fund	Mar. 01, 2025
Fidelity Series International Credit Fund | Return Before Taxes
Average Annual Return:
Past 1 year	8.47%
Past 5 years	0.88%
Since Inception	2.48%	[1]
Fidelity Series International Credit Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.39%
Past 5 years	(1.01%)
Since Inception	0.52%	[1]
Fidelity Series International Credit Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.00%
Past 5 years	(0.08%)
Since Inception	1.09%	[1]
LB135
Average Annual Return:
Past 1 year	(1.69%)
Past 5 years	(1.96%)
Since Inception	(0.36%)
LB427
Average Annual Return:
Past 1 year	4.44%
Past 5 years	0.79%
Since Inception	2.19%

[1]	A From July 25, 2017 .